Provisions - additional information (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Provisions [Table]
Balance at the beginning of period	$ 3,192
Increase in provisions recognized in the income statement	304
Release of provisions recognized in the income statement	(25)
Provisions used in conformity with designated purpose	(161)
Foreign currency translation / unwind of discount	(96)
Balance at the end of period	3,215
Personnel-related restructuring provisions	75	$ 80	$ 90
Provisions for onerous restructuring contracts	40	$ 45	$ 47
Litigation, regulatory and similar matters
Provisions [Table]
Balance at the beginning of period	2,758
Increase in provisions recognized in the income statement	235
Release of provisions recognized in the income statement	(14)
Provisions used in conformity with designated purpose	(101)
Foreign currency translation / unwind of discount	(80)
Balance at the end of period	2,798
Restructuring
Provisions [Table]
Balance at the beginning of period	125
Increase in provisions recognized in the income statement	54
Release of provisions recognized in the income statement	(6)
Provisions used in conformity with designated purpose	(54)
Foreign currency translation / unwind of discount	(4)
Balance at the end of period	114
Other
Provisions [Table]
Balance at the beginning of period	310
Increase in provisions recognized in the income statement	15
Release of provisions recognized in the income statement	(5)
Provisions used in conformity with designated purpose	(5)
Foreign currency translation / unwind of discount	(12)
Balance at the end of period	$ 302